Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements Of Cash Flows (Abstract)
Net Cash Provided by Operating Activities	$ 94,758	$ 115,840
Cash Flows from Investing Activities:
Advances for drillships under construction	(83,819)	(25,493)
Drilling rigs, drillships machinery, equipment and other improvements	(77,749)	(61,710)
Decrease in restricted cash	52,510	8,872
Net Cash Used in Investing Activities	(109,058)	(78,331)
Cash Flows from Financing Activities:
Principal payments and repayments of short/ long-term debt	(88,333)	(95,833)
Payment of financing costs, net	(16,533)	(1,396)
Net Cash used in Financing Activities	(104,866)	(97,229)
Net decrease in cash and cash equivalents	(119,166)	(59,720)
Cash and cash equivalents at beginning of period	317,366	250,878
Cash and cash equivalents at end of period	$ 198,200	$ 191,158